Finance Income and Costs - Details of Finance Income and Costs (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Finance income
Interest income	₩ 372,174	₩ 352,384	₩ 337,258
Dividend income	38,348	75,455	63,345
Gain on foreign currency transactions	1,147,692	824,565	716,060
Gain on foreign currency translations	574,463	206,019	212,443
Gain on derivatives transactions	352,005	195,933	247,513
Gain on valuations of derivatives	115,642	163,491	96,986
Gain on disposals of financial assets at fair value through profit of loss	15,550	8,525	8,742
Gain on valuations of financial assets at fair value through profit or loss	51,581	42,297	16,149
Others	10,044	3,474	7,474
Finance income	2,677,499	1,872,143	1,705,970
Finance costs
Interest expenses	(638,797)	(755,711)	(741,296)
Loss on foreign currency transactions	(1,067,907)	(746,603)	(810,857)
Loss on foreign currency translations	(425,479)	(319,470)	(321,748)
Loss on derivatives transactions	(410,008)	(228,144)	(208,772)
Loss on valuations of derivatives	(229,524)	(47,447)	(40,674)
Loss on disposals of trade accounts and notes receivable	(15,816)	(36,935)	(39,970)
Loss on disposals of financial assets at fair value through profit or loss	(5,571)	(2,969)	(1,474)
Loss on valuations of financial assets at fair value through profit or loss	(67,464)	(65,848)	(59,442)
Others	(31,836)	(38,936)	(20,183)
Finance costs	₩ (2,892,402)	₩ (2,242,063)	₩ (2,244,416)